ACQUISITIONS	12 Months Ended
May 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

2.	ACQUISITIONS

Reverse Merger

On October 8, 2020 (the “Closing Date”) Innocap, Inc., Inno Acquisition Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), and Unique Logistics Holdings, Inc. (“UHLI”), entered into an Acquisition Agreement and Plan of Merger (the “Agreement”) pursuant to which the Merger Sub was merged with and into UHLI, with UHLI surviving as a wholly-owned subsidiary of Innocap, Inc. (the “Merger”). Innocap Inc. acquired, through a reverse triangular merger, all of the outstanding capital stock of ULHI in exchange for issuing ULHI’s shareholders (the “ULHI Shareholders”), pro-rata, an aggregate of 1,000,000 shares of preferred stock, with certain ULHI shareholders receiving 130,000 shares of Innocap Inc.’s Series A Preferred Stock par value $0.001 per share, and certain UHLI shareholders receiving of 870,000 shares of Innocap Inc.’s Series B Preferred Stock, par value $0.001 per share. Immediately after the Merger was consummated, and further to the Agreement, certain affiliates of Innocap Inc. cancelled a total of 45,606,489 shares of Innocap Inc.’s common stock, and 1,000,000 shares of Preferred Stock held by them (the “Cancellation”). In consideration of the Cancellation of such shares of Innocap Inc.’s common stock and preferred stock, ULHI agreed to assume certain liabilities of Innocap Inc. As a result of the Merger and the Cancellation, the ULHI Shareholders became the majority shareholders of Innocap Inc.

In connection with the Merger, on October 8, 2020, Innocap Inc., Star Exploration Corporation, a Texas corporation and wholly-owned subsidiary of Innocap (the “Split-Off Subsidiary”), and Paul Tidwell, an individual in his capacity as the Split-Off Subsidiary purchaser, entered into a Split-Off Agreement (the “Split-Off Agreement”). Pursuant to the terms of the Split-Off Agreement, Innocap Inc., as seller, in consideration of the Cancellation and the assignment and assumption of $797,000 of Innocap Inc.’s liabilities, sold to Paul Tidwell all of the issued and outstanding shares of the Split-Off Subsidiary including and all assets related to Innocap Inc.’s current business.

The Merger was accounted for as a reverse acquisition involving only the exchange of equity. ULHI is the accounting acquirer and Innocap Inc. is the legal acquirer. In order to account for the acquisition, management closed the books of the Innocap Inc. on the Closing Date, closed all equity accounts to additional paid in capital and merged the balance sheets as of the Closing Date. ULHI maintained its historical financial statements, only recasting the equity accounts to that of the Innocap Inc. All assets and liabilities of Innocap Inc. were spun off, except approximately $46,000 in liabilities as of the Closing Date assumed by Innocap Inc.

Because the transaction was between two operating companies, the consideration assumed by ULHI to effectuate the Merger, approximately 2% of fully diluted capital structure post-merger, was fair valued utilizing the market capitalization of Innocap Inc. immediately prior to the merger. The market capitalization prior to merger was approximately $1.2 million ($0.008 market price per share and 172,000,000 shares outstanding).

Innocap Inc. consolidated ULHI as of the closing date of the agreement, and the results of operations of Innocap Inc. include that of ULHI. The historical financial statements of Innocap Inc. before the Merger will be replaced with the historical financial statements of ULHI before the Merger in all future filings with the SEC.

On January 11, 2021, the Company amended and restated its articles of incorporation with the office of the Secretary of State of Nevada to change the Company’s name to Unique Logistics International, Inc. (the “Company” or “Unique”). See Note 1.

The following presents the pro-forma combined results of operations of Innocap Inc. with ULHI as if the entities were combined on June 1, 2019 and show activity for the year ended May 31, 2020.

For the year ended May 31, 2020 (pro-forma)
Revenues	$115,148,267
Net income (loss)	$(2,126,697)
Net income (loss) per share - basic	$(0.21)
Weighted average number of shares outstanding	10,000,000

The pro-forma results of operations are presented for information purposes only. The pro-forma results of operations are not intended to present actual results that would have been attained had the acquisitions been completed as of June 1, 2019 or to project potential operating results as of any future date or for any future periods.

UL US Entities

On May 29, 2020 (“Acquisition Date”), ULHI entered into a Securities Purchase Agreement (SPA) with Unique Logistics Holdings Ltd, (“UL HK”), a Hong Kong company, (the “UL HK Transaction”), pursuant to which the Company purchased from UL HK (i) sixty percent (60%) of the membership interests (“UL ATL Membership Interests”) of Unique Logistics International (ATL) LLC, a Georgia limited liability company (“UL ATL”); (ii) eighty percent (80%) of the issued and outstanding common stock of Unique Logistics International (BOS) Inc., a Massachusetts corporation (“UL BOS”); and (iii) sixty-five percent (65%) of the issued and outstanding common stock of Unique Logistics International (USA) Inc., a New York corporation (“UL NYCC”), for $6,000,000, to be paid in accordance with the following (a) $1,000,000 in cash; (b) $5,000,000 in the form of a subordinated promissory note (zero percent interest rate and has a maturity of three years) issued in favor of UL HK and (c) 1,500,000 shares of common stock of the ULHI, representing 15% of common stock outstanding. In connection with the UL HK Transaction, ULHI also entered into a Consulting Services Agreement for a term of three years with Great Eagle Freight Limited (“GEFL”), a wholly owned subsidiary of UL HK.

UL ATL, UL BOS, and UL NYCC are collectively referred to as “UL US Entities”.

ULHI also entered into three separate securities purchase agreements with the minority interest holders of UL ATL (the, “UL ATL Transaction”), UL BOS (the “UL BOS Transaction”) and UL NYCC (the “UL NYCC Transaction”), respectively, whereby, together with the consummation of the UL HK Transaction, each such entity became a wholly-owned subsidiary of ULHI.

In connection with the UL ATL Transaction, ULHI purchased from the minority shareholder, the remaining forty percent (40%) of the UL ATL Membership Interests, for the following consideration transferred: (i) US $2,819,000, which was paid in accordance with the following: (a) $994,000 in cash; and (b) $1,825,000 through subordinated, non-interest bearing, promissory note with a maturity of three years issued in favor of the minority shareholder. In connection with UL ATL Transaction, ULHI also entered into a non-compete, non-solicitation and non-disclosure agreement with the minority holder for $500,000 for a three-year period.

In connection with the UL BOS Transaction, ULHI purchased from the minority shareholder, the remaining twenty percent (20%) of the UL BOS Common Stock for a purchase price of up to $290,000 to be paid in accordance with the following: (a) $90,000 to be paid in monthly cash payments of $2,500 for a period of thirty-six (36) months (non-interest), and (b) assumption of up to $200,000 of debt owed to UL HK. In connection with the UL BOS Transaction, ULHI entered into an employment agreement with the minority shareholder (“UL BOS Employment Agreement”). The UL BOS Employment Agreement contains an initial term of three years, beginning on May 29, 2020 and ending May 29, 2023. Following the initial term, the UL BOS Employment Agreement may be terminated by either party on 60 days’ written notice.

In connection with the UL NYCC Transaction, ULHI purchased from a minority shareholder, the remaining thirty-five (35%) of the UL NYCC Common Stock for considerations to be paid in accordance with the following: (a) the issuance of 7,199,000 shares of the ULHI and (b) the execution of an Employment Agreement (“UL NYCC Employment Agreement”). The UL NYCC Agreement has an initial term of approximately three years, and automatically renews for successive consecutive one-year period terms, unless either party provides notice to the other party as provided in the UL NYCC Employment Agreement.

In addition, ULHI paid $239,350 of closing costs for legal, accounting and other professional fees which were expensed during the period ended May 31, 2020.

The price consideration is as follows:
Cash consideration	$1,994,000
Notes payable	6,706,439
Consulting service contract liability	848,010
Non-compete payable	481,211
Assumption of seller debt	200,000
Assumed long term liabilities	1,394,533
Rollover equity	613,693
Total purchase price consideration	$12,237,886

GAAP defines the acquirer in a business combination as the entity that obtains control of one or more businesses in a business combination and establishes the acquisition date as the date the acquirer achieves control. GAAP requires an acquirer to recognize the assets acquired, the liabilities assumed, and any noncontrolling interest in the acquirer (if any) at the acquisition date, measured at their fair values as of that date. GAAP also requires the acquirer to recognize contingent consideration (if any) at the acquisition date, measured at its fair value at that date.

The following summarizes the fair values of the assets acquired and liabilities assumed at the acquisition:

Assets:
Current assets	$16,571,270
Property and equipment	206,873
Security deposits	292,404
Other intangibles	8,752,000
Goodwill (1)	4,773,585
Total identified assets acquired	$30,596,132

Liabilities:
Current liabilities	$16,115,703
Consulting service contract liability	848,010
Long-term assumed liabilities	1,394,533
Total liabilities assumed	18,358,246

Total net assets assumed	$12,237,886

(1)	The goodwill acquired is primarily attributable to the workforce of the acquired business and significant synergies expected to arise after ULHI’s acquisition of UL US Entities. ULHI is assessing the amount of goodwill that will be deductible for income tax purposes. For the year ended May 31, 2021, the amount of goodwill deductible for income tax purposes was immaterial. The Company will continue to analyze the goodwill for deductibility over the 15-year life. See Note 4.

Other intangible assets and their amortization periods are as follows:

	Cost Basis	Useful Life
Tradenames/trademarks	$806,000	10 years
Customer relationships – ATL	5,605,000	15 years
Customer relationships – BOS	310,000	12 years
Customer relationships – NYC	1,718,000	14 years
Non-compete agreements	313,000	3 years
	$8,752,000

The acquisition method of accounting requires extensive use of estimates and judgments to allocate the considerations transferred to the identifiable tangible and intangible assets acquired and liabilities assumed. The amounts used in computing the purchase price differ from the amounts in the purchase agreements due to fair value measurement conventions prescribed by accounting standards.

ULHI consolidated the UL US Entities as of the closing date of the agreement, and the results of operations of Unique include that of UL US Entities.